Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments

	As at 30.06.24	As at 31.12.23
Contingent liabilities and financial guarantees	£m	£m
Guarantees and letters of credit pledged as collateral security	17,052	17,353
Performance guarantees, acceptances and endorsements	8,434	7,987
Total	25,486	25,340

Commitments
Documentary credits and other short-term trade related transactions	2,489	2,352
Standby facilities, credit lines and other commitments	402,361	388,085
Total	404,850	390,437